SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	3 Months Ended
Sep. 30, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

15.   SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the period ended September 30, 2024, and 2023, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Value of transactions for the period ended
Party	Transaction type	09/30/2024	09/30/2023
Joint ventures and associates	Sales and services	1,970,746	6,801,117
Joint ventures and associates	Purchases of goods and services	(5,533,795)	(20,691,171)
Key management personnel	Salaries, social security benefits and other benefits	(1,091,546)	(6,702,803)
Key management personnel	Sales and services	6,048	—
Key management personnel	Purchases of goods and services	157,213	—
Shareholders and other related parties	Sales of goods and services	3,628,119	1,590,568
Shareholders and other related parties	Purchases of goods and services	(1,854,249)	(196,051)
Shareholders and other related parties	In-kind contributions	666,068	—
Shareholders and other related parties	Interest expenses	—	(23,000)
Parent company and related parties to Parent (Note 6.6)	Interest expenses	—	(97,063)
Total		(2,051,396)	(19,318,403)

		Amounts receivable from related parties
Party	Transaction type	09/30/2024	06/30/2024
Shareholders and other related parties	Trade debtors	135,713	141,224
Shareholders and other related parties	Other receivables	37,920	—
Joint ventures and associates	Trade debtors	221,852	782,142
Joint ventures and associates	Other receivables	16,425,883	15,702,992
Total		16,821,368	16,626,358

		Amounts payable to related parties
Party	Transaction type	09/30/2024	06/30/2024
Parent company and related parties to Parent	Trade creditors	(613,876)	(729,171)
Key management personnel	Salaries, social security benefits and other benefits	(234,216)	(148,466)
Shareholders and other related parties	Trade and other payables	(8,870)	(37,985)
Joint ventures and associates	Trade creditors	(44,382,811)	(52,888,732)
Total		(45,239,773)	(53,804,354)